UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.6%

Consumer Discretionary – 14.7%
Auto Components - 1.1%
Drew Industries	111,879	$6,063,842
Fuel Systems Solutions [1]	61,000	656,360

		6,720,202

Diversified Consumer Services - 2.9%
American Public Education [1]	132,170	4,636,523
Capella Education	89,672	5,662,787
JTH Holding Cl. A [1]	128,500	3,564,590
Lincoln Educational Services	823,193	3,103,438

		16,967,338

Household Durables - 0.9%
Cavco Industries [1]	66,404	5,209,394

Internet & Catalog Retail - 0.3%
Vitacost.com [1]	258,500	1,832,765

Leisure Products - 1.4%
Black Diamond [1]	62,409	763,262
Callaway Golf	123,812	1,265,359
LeapFrog Enterprises Cl. A [1]	350,000	2,625,000
Smith & Wesson Holding Corporation [1,2]	250,100	3,656,462

		8,310,083

Specialty Retail - 7.0%
Buckle (The)	76,025	3,481,945
Cato Corporation (The) Cl. A	152,300	4,118,192
Citi Trends [1]	298,786	4,867,224
Destination Maternity	187,000	5,123,800
hhgregg [1,2]	146,143	1,404,434
Kirkland’s [1]	253,780	4,692,392
Shoe Carnival	272,100	6,269,184
Stein Mart	463,478	6,493,327
Zumiez [1]	190,500	4,617,720

		41,068,218

Textiles, Apparel & Luxury Goods - 1.1%
Culp	141,449	2,792,203
Perry Ellis International [1]	271,130	3,725,326

		6,517,529

Total		86,625,529

Consumer Staples – 1.2%
Beverages - 0.1%
Truett-Hurst Cl. A [1]	126,100	622,934

Food & Staples Retailing - 0.1%
Liberator Medical Holdings	158,293	622,092

Food Products - 0.6%
Asian Citrus Holdings	2,786,100	594,726
Sipef	29,800	2,468,870
Waterloo Investment Holdings [1,3]	1,303,907	495,485

		3,559,081

Personal Products - 0.4%
Medifast [1]	68,200	1,983,938

Total		6,788,045

Energy – 7.8%
Energy Equipment & Services - 5.9%
Canadian Energy Services & Technology	96,200	2,494,848
Dawson Geophysical	87,429	2,448,886
Geospace Technologies [1]	5,412	358,112
Gulf Island Fabrication	273,163	5,903,052
Lamprell [1]	490,900	1,137,452
Natural Gas Services Group [1]	182,800	5,509,592
Tesco Corporation [1]	313,880	5,806,780
TGC Industries [1]	672,840	4,003,398
Total Energy Services	385,500	6,730,122

		34,392,242

Oil, Gas & Consumable Fuels - 1.9%
Ardmore Shipping	53,600	712,880
Contango Oil & Gas [1]	36,207	1,728,522
Ring Energy [1]	69,400	1,059,044
Sprott Resource [1]	1,087,300	2,449,007
Synergy Resources [1]	158,100	1,699,575
Triangle Petroleum [1,2]	433,404	3,571,249

		11,220,277

Total		45,612,519

Financials – 7.6%
Banks - 1.1%
BCB Holdings [1]	1,303,907	282,595
John Marshall Bank [1,4]	44,600	791,650
Pacific Continental	238,800	3,285,888
TriState Capital Holdings [1]	152,972	2,173,732

		6,533,865

Capital Markets - 3.6%
FBR & Co. [1]	152,816	3,947,237
Gluskin Sheff + Associates	58,700	1,695,424
GMP Capital	330,700	2,222,615
INTL FCStone [1]	232,569	4,374,623
JMP Group	242,751	1,725,959
Silvercrest Asset Management Group Cl. A	113,200	2,070,428
U.S. Global Investors Cl. A	198,700	637,827
Westwood Holdings Group	72,527	4,546,718

		21,220,831

Diversified Financial Services - 0.4%
PICO Holdings [1]	96,835	2,516,742

Insurance - 0.5%
Blue Capital Reinsurance Holdings [1]	80,500	1,399,895
Navigators Group (The) [1]	22,536	1,383,485

		2,783,380

Real Estate Management & Development - 2.0%
AV Homes [1]	107,700	1,948,293
Kennedy-Wilson Holdings	309,330	6,963,018
Midland Holdings [1]	4,750,000	2,530,712

		11,442,023

Total		44,496,841

Health Care – 10.6%
Biotechnology - 1.0%
BioSpecifics Technologies [1]	39,100	1,013,472
Dyax Corporation [1]	203,016	1,823,084
Halozyme Therapeutics [1]	25,700	326,390
Harvard Apparatus Regenerative Technology [1]	72,367	656,369
Lexicon Pharmaceuticals [1]	1,018,079	1,761,276

		5,580,591

Health Care Equipment & Supplies - 5.3%
Cerus Corporation [1]	538,057	2,582,674
CryoLife	199,189	1,983,922
Cynosure Cl. A [1]	102,100	2,991,530
EnteroMedics [1,2]	500,000	910,000
Exactech [1]	115,817	2,612,832
Merit Medical Systems [1]	164,135	2,347,130
Novadaq Technologies [1]	50,979	1,135,812
Orthofix International [1]	26,400	795,960
RTI Surgical [1]	318,700	1,300,296
STAAR Surgical [1]	96,500	1,814,200
SurModics [1]	153,378	3,466,343
Symmetry Medical [1]	120,300	1,210,218
Synergetics USA [1]	385,200	1,174,860
Syneron Medical [1]	420,385	5,233,793
Trinity Biotech ADR Cl. A	72,070	1,746,256

		31,305,826

Health Care Providers & Services - 2.6%
Bio-Reference Laboratories [1,2]	72,500	2,006,800
CorVel Corporation [1]	92,321	4,593,893
IPC The Hospitalist [1]	23,924	1,174,190
PDI [1]	322,920	1,478,974
U.S. Physical Therapy	175,160	6,055,281

		15,309,138

Life Sciences Tools & Services - 0.8%
Furiex Pharmaceuticals [1]	38,800	3,375,600
Harvard Bioscience [1]	289,468	1,372,078

		4,747,678

Pharmaceuticals - 0.9%
Unichem Laboratories	374,164	1,444,083
Vetoquinol	60,408	3,152,763
Zogenix [1]	312,878	890,138

		5,486,984

Total		62,430,217

Industrials – 24.5%
Aerospace & Defense - 1.0%
AeroVironment [1]	67,000	2,696,750
American Science & Engineering	27,300	1,833,741
CPI Aerostructures [1]	96,100	1,249,300

		5,779,791

Building Products - 2.0%
AAON	107,308	2,990,674
Quanex Building Products	232,400	4,806,032
WaterFurnace Renewable Energy	202,500	3,742,266

		11,538,972

Commercial Services & Supplies - 2.3%
Courier Corporation	175,418	2,701,437
Ennis	293,449	4,862,450
Heritage-Crystal Clean [1]	86,734	1,572,488
Hudson Technologies [1]	319,100	893,480
Team [1]	39,700	1,701,542
US Ecology	44,900	1,666,688

		13,398,085

Construction & Engineering - 2.4%
Layne Christensen [1]	239,169	4,350,484
MYR Group [1]	165,200	4,182,864
Severfield-Rowen [1]	3,391,250	3,196,508
Sterling Construction [1]	306,147	2,654,294

		14,384,150

Electrical Equipment - 3.1%
Global Power Equipment Group	369,588	7,351,105
Graphite India	2,131,709	3,164,850
LSI Industries	648,613	5,312,141
Powell Industries	42,100	2,728,080

		18,556,176

Machinery - 6.3%
AIA Engineering	152,793	1,432,141
CIRCOR International	20,000	1,466,600
Foster (L.B.) Company	134,146	6,284,740
FreightCar America	227,391	5,284,567
Gorman-Rupp Company (The)	55,837	1,775,058
Graham Corporation	155,120	4,940,572
Kadant	129,031	4,705,761
Key Technology [1]	292,129	3,818,126
RBC Bearings [1]	44,122	2,810,572
Semperit AG Holding	86,242	4,639,066

		37,157,203

Marine - 0.3%
Clarkson	47,200	1,929,728

Professional Services - 3.9%
CRA International [1]	217,706	4,783,000
Exponent	37,297	2,799,513
GP Strategies [1]	211,008	5,745,748
Kforce	168,200	3,586,024
Resources Connection	416,700	5,871,303

		22,785,588

Road & Rail - 2.8%
Marten Transport	394,070	8,480,386
Patriot Transportation Holding [1]	216,240	7,795,452

		16,275,838

Trading Companies & Distributors - 0.4%
Houston Wire & Cable	186,700	2,451,371

Total		144,256,902

Information Technology – 14.0%
Communications Equipment - 1.8%
Ceragon Networks [1]	406,200	1,149,546
COM DEV International [1]	303,700	1,043,926
Digi International [1]	297,084	3,015,402
KVH Industries [1]	255,100	3,357,116
Parrot [1]	12,838	389,369
Procera Networks [1,2]	151,300	1,572,007

		10,527,366

Electronic Equipment, Instruments & Components - 3.0%
CUI Global [1]	250,062	2,750,682
Electro Rent	122,800	2,160,052
Fabrinet [1]	245,569	5,100,468
GSI Group [1]	355,500	4,642,830
Neonode [1,2]	110,965	631,391
Pure Technologies	39,000	235,658
Vishay Precision Group [1]	114,084	1,982,780

		17,503,861

Internet Software & Services - 0.7%
QuinStreet [1]	320,700	2,129,448
World Energy Solutions [1]	151,900	732,158
Zix Corporation [1]	353,500	1,463,490

		4,325,096

IT Services - 0.6%
CSE Global	196,000	92,092
EPAM Systems [1]	41,248	1,357,059
Forrester Research	17,194	616,405
ServiceSource International [1]	147,675	1,246,377

		3,311,933

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries [1]	149,800	3,670,100
AXT [1]	919,547	2,023,003
Brooks Automation	433,400	4,737,062
Cascade Microtech [1]	61,600	622,160
GSI Technology [1]	513,861	3,550,780
Integrated Silicon Solution [1]	411,099	6,392,590
LTX-Credence Corporation [1]	347,600	3,097,116
Peregrine Semiconductor [1,2]	62,682	379,226
Photronics [1]	245,300	2,092,409
Rudolph Technologies [1]	95,493	1,089,575
Sigma Designs [1]	444,445	2,115,558

		29,769,579

Software - 2.3%
ePlus [1]	32,296	1,800,825
Monotype Imaging Holdings	155,242	4,678,994
SeaChange International [1]	95,200	993,888
TeleNav [1]	296,400	1,766,544
VASCO Data Security International [1]	606,829	4,575,491

		13,815,742

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology [1,4]	82,093	499,946
Super Micro Computer [1]	150,711	2,617,850

		3,117,796

Total		82,371,373

Materials – 9.3%
Chemicals - 2.5%
BioAmber [1]	66,979	766,240
Burcon NutraScience [1]	140,303	519,121
C. Uyemura & Co.	23,900	1,181,976
FutureFuel Corporation	196,100	3,980,830
LSB Industries [1]	47,200	1,766,224
Quaker Chemical	59,488	4,689,439
Societe Internationale de Plantations d’Heveas	28,985	1,853,599

		14,757,429

Metals & Mining - 6.8%
Alamos Gold	162,900	1,472,068
Argonaut Gold [1]	135,100	589,038
Bear Creek Mining [1]	441,900	739,498
Endeavour Mining [1]	750,000	535,957
Endeavour Silver [1]	479,400	2,066,214
Geodrill [1]	1,217,200	1,012,957
Gold Standard Ventures [1]	700,000	412,300
Goldgroup Mining [1]	652,000	138,598
Haynes International	81,170	4,383,180
Horsehead Holding Corporation [1]	287,803	4,840,846
Imdex [1]	1,677,092	1,030,208
Lumina Copper [1]	290,000	1,193,577
McEwen Mining [1]	1,042,296	2,470,241
Olympic Steel	203,228	5,832,644
Phoscan Chemical [1]	2,968,200	792,057
Pilot Gold [1]	1,669,325	2,144,226
Silvercorp Metals	486,600	948,870
Synalloy Corporation	126,641	1,818,565
Universal Stainless & Alloy Products [1]	200,736	6,778,855
Western Copper and Gold [1]	720,000	698,400

		39,898,299

Total		54,655,728

Utilities – 0.1%
Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [1]	1,844,000	500,407

Total		500,407

Miscellaneous [5] – 1.8%
Total		10,475,375

TOTAL COMMON STOCKS
(Cost $429,346,720)		538,212,936

REPURCHASE AGREEMENT – 8.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $48,383,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.09%-2.125% due 12/31/15-1/31/16,
valued at $49,354,675)
(Cost $48,383,000)		48,383,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $8,026,996)		8,026,996

TOTAL INVESTMENTS – 101.2%
(Cost $485,756,716)		594,622,932

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(6,835,295)

NET ASSETS – 100.0%		$587,787,637

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.0%

Consumer Discretionary – 24.9%
Automobiles - 0.8%
Thor Industries	126,715	$7,737,218

Media - 1.0%
Saga Communications Cl. A	203,157	10,094,871

Specialty Retail - 14.2%
American Eagle Outfitters	714,715	8,748,112
Ascena Retail Group [1]	752,980	13,011,494
Buckle (The)	520,919	23,858,090
Cato Corporation (The) Cl. A	493,311	13,339,130
GameStop Corporation Cl. A	89,272	3,669,079
Genesco [1]	316,100	23,571,577
Guess?	457,254	12,620,210
Shoe Carnival	759,463	17,498,028
Stein Mart	1,438,583	20,154,548

		136,470,268

Textiles, Apparel & Luxury Goods - 8.9%
Barry (R.G.)	182,773	3,450,754
Crocs [1]	962,678	15,017,777
Deckers Outdoor [1,2]	126,797	10,109,525
G-III Apparel Group [1]	248,337	17,775,962
Steven Madden [1]	597,602	21,501,720
Vera Bradley [1]	643,370	17,364,556

		85,220,294

Total		239,522,651

Consumer Staples – 2.0%
Food & Staples Retailing - 0.6%
Village Super Market Cl. A	234,421	6,188,715

Personal Products - 1.4%
Inter Parfums	194,975	7,060,045
Nu Skin Enterprises Cl. A	75,677	6,269,839

		13,329,884

Total		19,518,599

Energy – 7.1%
Energy Equipment & Services - 6.3%
Helmerich & Payne	34,400	3,700,064
Matrix Service [1]	507,390	17,139,634
Oil States International [1]	81,386	8,024,660
Total Energy Services	199,800	3,488,141
Unit Corporation [1]	438,854	28,692,274

		61,044,773

Oil, Gas & Consumable Fuels - 0.8%
Cimarex Energy	61,518	7,327,409

Total		68,372,182

Financials – 14.5%
Banks - 2.6%
Ames National	115,846	2,553,246
Camden National	223,889	9,224,227
City Holding Company	285,640	12,813,810

		24,591,283

Capital Markets - 2.0%
Federated Investors Cl. B	640,301	19,554,793

Insurance - 5.2%
Allied World Assurance Company Holdings	116,925	12,065,491
Aspen Insurance Holdings	353,009	14,014,457
Montpelier Re Holdings	266,121	7,919,761
Reinsurance Group of America	201,000	16,005,630

		50,005,339

Thrifts & Mortgage Finance - 4.7%
Genworth MI Canada	792,700	27,047,168
TrustCo Bank Corp. NY	2,528,686	17,801,949

		44,849,117

Total		139,000,532

Health Care – 6.5%
Health Care Providers & Services - 6.5%
Chemed Corporation	269,777	24,131,553
Magellan Health Services [1]	252,723	14,999,110
MEDNAX [1]	207,220	12,843,496
U.S. Physical Therapy	287,169	9,927,432

Total		61,901,591

Industrials – 8.8%
Aerospace & Defense - 1.1%
Cubic Corporation	200,200	10,224,214

Commercial Services & Supplies - 2.0%
Horizon North Logistics	393,750	2,977,612
UniFirst Corporation	145,962	16,047,062

		19,024,674

Machinery - 3.1%
Alamo Group	323,187	17,558,750
Kennametal	91,195	4,039,939
Miller Industries	418,316	8,169,711

		29,768,400

Road & Rail - 0.9%
Knight Transportation	395,800	9,154,854

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies	337,453	16,278,733

Total		84,450,875

Information Technology – 25.1%
Communications Equipment - 6.7%
NETGEAR [1]	822,319	27,736,820
Plantronics	477,630	21,230,653
TESSCO Technologies	402,589	15,040,725

		64,008,198

Electronic Equipment, Instruments & Components - 11.2%
Fabrinet [1]	1,387,957	28,827,867
Key Tronic [1,6]	615,397	6,412,437
Littelfuse	7,431	695,839
MTS Systems	28,196	1,931,144
PC Connection	638,027	12,964,708
Rofin-Sinar Technologies [1]	480,502	11,512,828
Vishay Intertechnology	1,935,153	28,795,077
Zebra Technologies Cl. A [1]	232,266	16,121,583

		107,261,483

IT Services - 4.0%
Convergys Corporation	981,292	21,500,108
ManTech International Cl. A	589,885	17,348,518

		38,848,626

Semiconductors & Semiconductor Equipment - 3.2%
Cabot Microelectronics [1]	22,433	987,052
IXYS Corporation	563,493	6,395,645
MKS Instruments	398,100	11,899,209
Synaptics [1,2]	119,500	7,172,390
Teradyne [1]	206,700	4,111,263

		30,565,559

Total		240,683,866

Materials – 4.9%
Chemicals - 3.0%
Innophos Holdings	130,710	7,411,257
Innospec	464,135	20,992,826

		28,404,083

Containers & Packaging - 0.4%
UFP Technologies [1]	177,566	4,325,508

Metals & Mining - 0.1%
Reliance Steel & Aluminum	18,300	1,293,078

Paper & Forest Products - 1.4%
Schweitzer-Mauduit International	305,804	13,024,192

Total		47,046,861

Miscellaneous [5] – 0.2%
Total		2,051,088

TOTAL COMMON STOCKS
(Cost $651,518,818)		902,548,245

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $54,561,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.50%-1.25% due 9/28/15-9/30/15, valued
at $55,654,794)
(Cost $54,561,000)		54,561,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $7,992,389)		7,992,389

TOTAL INVESTMENTS – 100.5%
(Cost $714,072,207)		965,101,634

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(4,603,287)

NET ASSETS – 100.0%		$960,498,347

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2014. Total market value of loaned securities as of March 31, 2014, was as follows:

Market Value
Micro-Cap Portfolio	$7,759,731
Small-Cap Portfolio	$8,044,636

[3]
A security for which market quotations are not readily available represents 0.1% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2014 and less than 1% of net assets.
[6]
At March 31, 2014, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At March 31, 2014, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$485,872,732	$108,750,200	$151,055,746	$42,305,546
Small-Cap Portfolio	714,189,098	250,912,536	262,557,759	11,645,223

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$506,187,712	$31,529,739	$495,485	$538,212,936
Cash Equivalents	8,026,996	48,383,000	–	56,409,996
Small-Cap Portfolio
Common Stocks	902,548,245	–	–	902,548,245
Cash Equivalents	7,992,389	54,561,000	–	62,553,389

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $30,738,089 were transferred from Level 1 to Level 2 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:
		Realized and Unrealized
	Balance as of 12/31/13	Gain (Loss)	Balance as of 3/31/14
Micro-Cap Portfolio
Common Stocks	$194,282	$301,203	$495,485

Repurchase Agreements:
 The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2014:
	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	3/31/14	3/31/14
Small-Cap Portfolio
Key Tronic	614,672	$6,773,685	$7,535	–	–	–	615,397	$6,412,437
		$6,773,685						$6,412,437

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 27, 2014

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: May 27, 2014